Transfers of Receivables	12 Months Ended
Dec. 31, 2019
Transfers and Servicing [Abstract]
TRANSFERS OF RECEIVABLES	TRANSFERS OF RECEIVABLES

We securitize finance receivables and net investment in operating leases through a variety of programs using amortizing, variable funding, and revolving structures. We also sell finance receivables in structured financing transactions. Due to the similarities between securitization and structured financing, we refer to structured financings as securitization transactions. Our securitization programs are targeted to institutional investors in both public and private transactions in capital markets primarily in the United States, Canada, the United Kingdom, Germany, and China.

We use special purpose entities (“SPEs”) that are considered VIEs for most of our on-balance sheet securitizations. The SPEs are established for the sole purpose of financing the securitized financial assets. The SPEs are generally financed through the issuance of notes or commercial paper into the public or private markets or directly with conduits. We may purchase subordinated notes of the VIEs in addition to the investment we make as the residual interest holder of the transaction.

We continue to recognize our financial assets related to our sales of receivables when the financial assets are sold to a consolidated VIE or a consolidated voting interest entity. We derecognize our financial assets when the financial assets are sold to a non-consolidated entity and we do not maintain control over the financial assets.

On-Balance Sheet Securitization Transactions

We engage in securitization transactions to fund operations and to maintain liquidity. Our securitization transactions are recorded as asset-backed debt and the associated assets are not derecognized and continue to be included in our financial statements.

The finance receivables sold for legal purposes and net investment in operating leases included in securitization transactions are available only for payment of the debt issued by, and other obligations of, the securitization entities that are parties to those securitization transactions. They are not available to pay our other obligations or the claims of our other creditors. We hold the right to receive the excess cash flows not needed to pay the debt issued by, and other obligations of, the securitization entities that are parties to those securitization transactions. The debt is the obligation of our consolidated securitization entities and not the obligation of Ford Credit or our other subsidiaries.

NOTE 7. TRANSFERS OF RECEIVABLES (Continued)

Most of these securitization transactions utilize VIEs. See Note 8 for additional information concerning VIEs. The following tables show the assets and debt related to our securitization transactions that were included in our financial statements at December 31 (in billions):

	2018
	Cash and Cash Equivalents	Finance Receivables and Net Investment in Operating Leases (a)			Related Debt (b)
		Before Allowance for Credit Losses	Allowance for Credit Losses	After Allowance for Credit Losses
VIE (c)
Retail financing	$1.9	$34.0	$0.2	$33.8	$29.2
Wholesale financing	0.3	24.9	—	24.9	13.9
Finance receivables	2.2	58.9	0.2	58.7	43.1
Net investment in operating leases	0.5	16.3	—	16.3	10.2
Total VIE	$2.7	$75.2	$0.2	$75.0	$53.3

Non-VIE
Retail financing	$0.3	$6.7	$—	$6.7	$5.9
Wholesale financing	—	0.8	—	0.8	0.6
Finance receivables	0.3	7.5	—	7.5	6.5
Net investment in operating leases	—	—	—	—	—
Total Non-VIE	$0.3	$7.5	$—	$7.5	$6.5

Total securitization transactions
Retail financing	$2.2	$40.7	$0.2	$40.5	$35.1
Wholesale financing	0.3	25.7	—	25.7	14.5
Finance receivables	2.5	66.4	0.2	66.2	49.6
Net investment in operating leases	0.5	16.3	—	16.3	10.2
Total securitization transactions	$3.0	$82.7	$0.2	$82.5	$59.8
__________

(a)	Unearned interest supplements and residual support are excluded from securitization transactions.

(b)	Includes unamortized discount and debt issuance costs.

(c)	Includes assets to be used to settle the liabilities of the consolidated VIEs.

NOTE 7. TRANSFERS OF RECEIVABLES (Continued)

	2019
	Cash and Cash Equivalents	Finance Receivables and Net Investment in Operating Leases (a)			Related Debt (b)
		Before Allowance for Credit Losses	Allowance for Credit Losses	After Allowance for Credit Losses
VIE (c)
Retail financing	$1.8	$32.6	$0.2	$32.4	$28.0
Wholesale financing	0.9	26.1	—	26.1	13.4
Finance receivables	2.7	58.7	0.2	58.5	41.4
Net investment in operating leases	0.5	14.9	—	14.9	9.5
Total VIE	$3.2	$73.6	$0.2	$73.4	$50.9

Non-VIE
Retail financing	$0.3	$5.7	$—	$5.7	$5.1
Wholesale financing	—	0.7	—	0.7	0.6
Finance receivables	0.3	6.4	—	6.4	5.7
Net investment in operating leases	—	—	—	—	—
Total Non-VIE	$0.3	$6.4	$—	$6.4	$5.7

Total securitization transactions
Retail financing	$2.1	$38.3	$0.2	$38.1	$33.1
Wholesale financing	0.9	26.8	—	26.8	14.0
Finance receivables	3.0	65.1	0.2	64.9	47.1
Net investment in operating leases	0.5	14.9	—	14.9	9.5
Total securitization transactions	$3.5	$80.0	$0.2	$79.8	$56.6
__________

(a)	Unearned interest supplements and residual support are excluded from securitization transactions.

(b)	Includes unamortized discount and debt issuance costs.

(c)	Includes assets to be used to settle the liabilities of the consolidated VIEs.

Interest expense related to securitization debt for the years ended December 31 was as follows (in millions):

	2017	2018	2019
VIE	$827	$1,220	$1,373
Non-VIE	128	177	201
Total securitization transactions	$955	$1,397	$1,574

Certain of our securitization entities may enter into derivative transactions to mitigate interest rate exposure, primarily resulting from fixed-rate assets securing floating-rate debt and, in certain instances, currency exposure resulting from assets in one currency and debt in another currency. In certain instances, the counterparty enters into offsetting derivative transactions with us to mitigate its interest rate risk resulting from derivatives with our securitization entities. These related derivatives are not the obligations of our securitization entities. See Note 9 for additional information regarding the accounting for derivatives. Our exposures based on the fair value of derivative instruments with external counterparties related to securitization programs at December 31 were as follows (in millions):

	2018		2019
	Derivative Asset	Derivative Liability	Derivative Asset	Derivative Liability
Derivatives of the VIEs	$27	$24	$12	$19
Derivatives related to the VIEs	12	11	7	5
Other securitization related derivatives	31	14	4	30
Total exposures related to securitization	$70	$49	$23	$54

NOTE 7. TRANSFERS OF RECEIVABLES (Continued)

Derivative expense / (income) related to our securitization transactions for the years ended December 31 was as follows (in millions):

	2017	2018	2019
Derivatives of the VIEs	$(38)	$30	$41
Derivatives related to the VIEs	(6)	(11)	(5)
Other securitization related derivatives	(16)	(2)	39
Total derivative expense / (income) related to securitization	$(60)	$17	$75